PROPERTY AND EQUIPMENT NET	6 Months Ended
Jun. 30, 2022
PROPERTY AND EQUIPMENT NET
PROPERTY AND EQUIPMENT, NET

NOTE 7 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	June 30,	December 31,
	2022	2021
	(Unaudited)
Transportation vehicles	$226,936	$238,851
Electronic equipment	94,002	98,937
Office equipment and furniture	9,103	9,581
Subtotal	330,041	347,369
Less: accumulated depreciation	(303,602)	(311,985)
Property and equipment, net	$26,439	$35,384

Depreciation expense was $7,402 and $10,810 for the six months ended June 30, 2022 and 2021, respectively.